Share-based payment (Details) - Schedule of stock option activity plan - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of stock option activity plan [Abstract]
Number of shares, Outstanding at beginning (in Shares)	47,277	54,962	56,362
Weighted average exercise price, Outstanding at beginning	$ 881.97	$ 889.35	$ 892.24
Weighted average grant date fair value, Outstanding at beginning	$ 343.83	$ 346.63	$ 350.52
Weighted average remaining contractual life, Outstanding at beginning			9 years 1 month 6 days
Number of shares, Granted (in Shares)	176,890		1,000
Weighted average exercise price, Granted	$ 1,005.85		$ 1,005.85
Weighted average grant date fair value, Granted	$ 495.95		$ 225.3
Weighted average remaining contractual life, Granted
Number of shares, Forfeited (in Shares)	(7,461)	(7,685)	(2,400)
Weighted average exercise price, Forfeited	$ 623.31	$ 934.82	$ 1,005.85
Weighted average grant date fair value, Forfeited	$ 326.36	$ 363.82	$ 387.63
Weighted average remaining contractual life, Forfeited
Number of shares, Outstanding at ending (in Shares)	216,706	47,277	54,962
Weighted average exercise price, Outstanding at ending	$ 991.99	$ 881.97	$ 889.35
Weighted average grant date fair value, Outstanding at ending	$ 468.6	$ 343.83	$ 346.63
Weighted average remaining contractual life, Outstanding at ending	9 years	7 years 1 month 6 days	8 years 1 month 6 days
Number of shares, Expected to vest and exercisable (in Shares)	216,706
Weighted average exercise price, Expected to vest and exercisable	$ 991.99
Weighted average grant date fair value, Expected to vest and exercisable	$ 468.6
Weighted average remaining contractual life, Expected to vest and exercisable	9 years